SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Information Relating to Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2020
Buildings [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	20
Buildings [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	P50Y
Medical equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5
Medical equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	P20Y
Electronic and office equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3
Electronic and office equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y
Leasehold improvement and building improvement [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y